Convertible Preferred Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Proceeds from issuance of convertible preferred stock		$ 20,000	$ 343,410
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued during the period shares							10,907,993
Preferred stock dividend per share		$ 0.04032
Series A One Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued during the period shares							14,888,608
Proceeds from issuance of convertible preferred stock							$ 13,000
Preferred stock dividend per share		0.04032
Series A And A One Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock issue price per share							$ 0.50394
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued during the period shares							21,381,446
Preferred stock issue price per share							$ 1.63693
Proceeds from issuance of convertible preferred stock							$ 35,000
Preferred stock dividend per share		0.1309
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued during the period shares						39,431,582
Preferred stock issue price per share						$ 4.06185
Proceeds from issuance of convertible preferred stock						$ 160,200
Payment of stock issuance costs						$ 400
Preferred stock dividend per share		0.32495
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued during the period shares				9,923,792	42,910,925
Preferred stock issue price per share				$ 4.53456	$ 4.53456
Proceeds from issuance of convertible preferred stock				$ 45,000	$ 194,600
Payment of stock issuance costs				$ 500	$ 300
Preferred stock dividend per share		$ 0.362764
Class B Common Stock
Class of Stock [Line Items]
Common Stock Issuable Upon Conversion	139,444,346